CONSOLIDATED BALANCE SHEETS (Parenthetical)(VIEs [Member] CNY)	Dec. 31, 2014	Dec. 31, 2013
Short-term bank loans	20,000,000
Deferred revenue	41,411,000
Accounts payable	163,072,000	75,300,000
Income tax payable
Accruals and other current liabilities	40,897,000	9,038,000
Amount due to related parties	10,000,000	196,000